Schedule of Investments (unaudited)
August 31, 2022
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
Curtiss-Wright Corp.	32,981	$ 4,854,473
General Dynamics Corp.	161,583	36,991,196
HEICO Corp.	19,498	2,969,545
HEICO Corp., Class A	111,025	13,609,445
Lockheed Martin Corp.	50,227	21,100,865
Northrop Grumman Corp.	10,146	4,849,687
		84,375,211
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	50,208	5,731,243
Expeditors International of Washington, Inc.	25,064	2,578,835
FedEx Corp.	12,298	2,592,541
United Parcel Service, Inc., Class B	92,995	18,088,458
		28,991,077
Auto Components — 0.0%
BorgWarner, Inc.	14,092	531,268
Automobiles — 2.0%
General Motors Co.	35,020	1,338,114
Tesla, Inc.(a)	193,959	53,457,040
		54,795,154
Banks — 3.3%
Bank of America Corp.	1,212,175	40,741,202
Huntington Bancshares, Inc.	77,860	1,043,324
JPMorgan Chase & Co.	358,149	40,732,286
Pinnacle Financial Partners, Inc.	27,499	2,219,444
Regions Financial Corp.	234,762	5,087,293
U.S. Bancorp	73,743	3,363,418
		93,186,967
Beverages — 2.7%
Brown-Forman Corp., Class B	361,199	26,259,167
Coca-Cola Europacific Partners PLC	13,545	666,008
PepsiCo, Inc.	291,008	50,131,948
		77,057,123
Biotechnology — 1.2%
AbbVie, Inc.	47,791	6,425,978
Amgen, Inc.	76,179	18,305,814
Biogen, Inc.(a)	32,822	6,412,762
Blueprint Medicines Corp.(a)	18,221	1,334,142
Exact Sciences Corp.(a)	16,690	593,329
		33,072,025
Building Products — 0.7%
A O Smith Corp.	36,244	2,045,974
Builders FirstSource, Inc.(a)	36,666	2,148,994
Fortune Brands Home & Security, Inc.	65,144	4,001,796
Johnson Controls International plc	50,279	2,722,105
Masco Corp.	113,167	5,756,805
Owens Corning	53,269	4,353,676
		21,029,350
Capital Markets — 0.8%
Bank of New York Mellon Corp.	247,784	10,290,469
Charles Schwab Corp.	91,149	6,467,022
CME Group, Inc.	14,160	2,769,838
Intercontinental Exchange, Inc.	13,255	1,336,767
Northern Trust Corp.	2,547	242,194
		21,106,290
Chemicals — 3.1%
Corteva, Inc.	43,644	2,681,051
Ecolab, Inc.	166,887	27,341,097
Security	Shares	Value
Chemicals (continued)
FMC Corp.	112,267	$ 12,133,817
Linde PLC	144,122	40,766,349
LyondellBasell Industries NV, Class A	29,659	2,461,697
Mosaic Co.	16,286	877,327
		86,261,338
Commercial Services & Supplies — 0.0%
Tetra Tech, Inc.	4,791	650,666
Communications Equipment — 0.3%
Ciena Corp.(a)	33,176	1,683,350
Juniper Networks, Inc.	201,184	5,717,650
		7,401,000
Consumer Finance — 2.1%
American Express Co.	252,839	38,431,528
Capital One Financial Corp.	169,849	17,973,421
Discover Financial Services	15,697	1,577,392
		57,982,341
Diversified Consumer Services — 0.2%
H&R Block, Inc.	76,313	3,434,085
Service Corp. International	14,782	912,197
Terminix Global Holdings, Inc.(a)	9,215	393,020
		4,739,302
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	91,450	25,679,160
Voya Financial, Inc.	443,264	27,274,034
		52,953,194
Electric Utilities — 1.4%
Entergy Corp.	130,748	15,075,244
NextEra Energy, Inc.	154,924	13,177,836
NRG Energy, Inc.	262,053	10,817,548
Xcel Energy, Inc.	18,340	1,361,745
		40,432,373
Electrical Equipment — 0.8%
AMETEK, Inc.	86,421	10,384,347
Eaton Corp. PLC	82,989	11,339,617
		21,723,964
Electronic Equipment, Instruments & Components — 0.2%
Flex Ltd.(a)	308,693	5,497,822
TE Connectivity Ltd.	11,416	1,440,814
		6,938,636
Energy Equipment & Services — 0.7%
Halliburton Co.	267,212	8,051,097
Schlumberger NV	270,132	10,305,536
		18,356,633
Entertainment — 0.2%
Live Nation Entertainment, Inc.(a)	10,211	922,666
Spotify Technology SA(a)	28,085	3,037,393
Warner Bros Discovery, Inc.(a)	67,764	897,195
		4,857,254
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	3,795	964,120
Brixmor Property Group, Inc.	198,896	4,272,286
Crown Castle, Inc.	79,149	13,521,024
Equinix, Inc.	6,592	4,333,383
Essex Property Trust, Inc.	51,609	13,679,482
Prologis, Inc.	200,267	24,935,244
RLJ Lodging Trust	56	675

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.	7,745	$ 2,519,061
Simon Property Group, Inc.	151,207	15,420,090
		79,645,365
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	8,892	4,642,513
Kroger Co.	5,848	280,353
		4,922,866
Food Products — 0.5%
Bunge Ltd.	18,978	1,882,048
Hershey Co.	23,333	5,242,225
Mondelez International, Inc., Class A	35,156	2,174,750
Tyson Foods, Inc., Class A	59,228	4,464,607
		13,763,630
Gas Utilities — 0.0%
Atmos Energy Corp.	2,906	329,482
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	99,510	10,214,701
Align Technology, Inc.(a)	4,419	1,076,910
Boston Scientific Corp.(a)	506,544	20,418,789
IDEXX Laboratories, Inc.(a)	15,568	5,411,748
Medtronic PLC	66,516	5,848,087
		42,970,235
Health Care Providers & Services — 3.8%
AmerisourceBergen Corp.(b)	69,882	10,241,906
Cigna Corp.	112,020	31,752,069
Elevance Health, Inc.	54,865	26,615,560
McKesson Corp.	21,962	8,060,054
UnitedHealth Group, Inc.	60,357	31,345,201
		108,014,790
Health Care Technology — 0.3%
Teladoc Health, Inc.(a)	244,437	7,592,213
Veeva Systems, Inc., Class A(a)	7,177	1,430,520
		9,022,733
Hotels, Restaurants & Leisure — 1.4%
Choice Hotels International, Inc.	17,795	2,041,264
DraftKings, Inc., Class A(a)	157,962	2,536,870
International Game Technology PLC(b)	37,016	664,067
Royal Caribbean Cruises Ltd.(a)	189,662	7,747,693
Texas Roadhouse, Inc.	3,827	339,685
Travel + Leisure Co.	411,475	17,446,540
Yum! Brands, Inc.	70,256	7,815,277
		38,591,396
Household Durables — 0.9%
Lennar Corp., Class A	234,499	18,161,947
NVR, Inc.(a)	597	2,471,616
Whirlpool Corp.	28,471	4,458,559
		25,092,122
Household Products — 2.4%
Colgate-Palmolive Co.	266,489	20,842,105
Procter & Gamble Co.	330,457	45,583,238
		66,425,343
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	41,993	1,039,327
Insurance — 2.8%
Allstate Corp.	22,416	2,701,128
Marsh & McLennan Cos., Inc.	215,212	34,728,760
Security	Shares	Value
Insurance (continued)
MetLife, Inc.	364,688	$ 23,460,379
Travelers Cos., Inc.	111,014	17,944,303
		78,834,570
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(a)	535,672	57,970,424
Alphabet, Inc., Class C(a)	414,152	45,204,691
Meta Platforms, Inc., Class A(a)	182,008	29,654,563
Snap, Inc., Class A(a)	450,073	4,896,794
		137,726,472
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(a)	521,186	66,070,749
eBay, Inc.	398,779	17,598,118
		83,668,867
IT Services — 2.7%
Accenture PLC, Class A	12,728	3,671,519
Automatic Data Processing, Inc.	41,733	10,199,963
Cognizant Technology Solutions Corp., Class A	193,223	12,205,897
Gartner, Inc.(a)	4,686	1,337,009
Mastercard, Inc., Class A	25,950	8,417,401
PayPal Holdings, Inc.(a)	20,757	1,939,534
Visa, Inc., Class A	193,742	38,498,473
		76,269,796
Life Sciences Tools & Services — 2.7%
Agilent Technologies, Inc.	215,407	27,625,948
Bruker Corp.	20,827	1,166,312
Danaher Corp.	34,290	9,255,214
Mettler-Toledo International, Inc.(a)(b)	5,665	6,868,586
Syneos Health, Inc.(a)	211,770	12,729,494
Thermo Fisher Scientific, Inc.	34,831	18,994,041
		76,639,595
Machinery — 2.3%
Caterpillar, Inc.	55,829	10,312,174
Deere & Co.	19,879	7,260,805
Illinois Tool Works, Inc.	133,785	26,065,331
Otis Worldwide Corp.	61,363	4,431,636
PACCAR, Inc.	101,462	8,878,940
Snap-on, Inc.	13,351	2,908,649
Stanley Black & Decker, Inc.	38,760	3,414,756
Timken Co.	5,683	357,972
		63,630,263
Media — 1.8%
Comcast Corp., Class A	470,929	17,042,921
Fox Corp., Class A	973,510	33,274,572
Fox Corp., Class B	11,910	376,594
Interpublic Group of Cos., Inc.	9,949	274,990
		50,969,077
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	25,000	740,000
Reliance Steel & Aluminum Co.	3,513	660,374
Steel Dynamics, Inc.	13,406	1,082,132
		2,482,506
Multiline Retail — 0.8%
Target Corp.	144,806	23,218,194
Multi-Utilities — 1.7%
Black Hills Corp.	4,513	340,641
CMS Energy Corp.	205,439	13,875,350
DTE Energy Co.	250,323	32,627,100
		46,843,091

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	198,419	$ 31,362,107
EOG Resources, Inc.	261,561	31,727,349
Exxon Mobil Corp.	249,257	23,826,477
Marathon Oil Corp.	189,130	4,839,837
Phillips 66	37,824	3,383,735
Valero Energy Corp.	22,600	2,646,912
		97,786,417
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	11,703	2,977,009
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	168,009	11,325,487
Eli Lilly & Co.	74,935	22,572,670
Johnson & Johnson	242,652	39,149,474
Merck & Co., Inc.	285,626	24,381,035
Perrigo Co. PLC	57,562	2,153,970
Pfizer, Inc.	484,620	21,919,362
Zoetis, Inc.	123,639	19,353,213
		140,855,211
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp.	12,748	1,219,984
KBR, Inc.	17,808	860,126
Robert Half International, Inc.	15,694	1,207,967
		3,288,077
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	43,130	3,405,545
Road & Rail — 1.2%
CSX Corp.	276,449	8,749,611
JB Hunt Transport Services, Inc.	3,771	656,229
Landstar System, Inc.	69,513	10,192,691
Lyft, Inc., Class A(a)	242,939	3,578,491
Norfolk Southern Corp.	6,137	1,492,089
Ryder System, Inc.	42,149	3,221,870
Schneider National, Inc., Class B	51,264	1,171,895
Uber Technologies, Inc.(a)	156,008	4,486,790
		33,549,666
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(a)	32,864	2,789,168
Analog Devices, Inc.	207,759	31,481,721
Applied Materials, Inc.	210,976	19,846,512
Cirrus Logic, Inc.(a)	65,741	5,041,677
Intel Corp.	835,150	26,657,988
KLA Corp.	19,088	6,568,753
Lam Research Corp.	13,232	5,794,425
MaxLinear, Inc.(a)	20,712	744,182
NVIDIA Corp.	197,639	29,831,631
NXP Semiconductors NV	3,662	602,692
QUALCOMM, Inc.	107,234	14,183,841
Semtech Corp.(a)	30,619	1,414,292
Silicon Laboratories, Inc.(a)	66,559	8,341,840
		153,298,722
Software — 10.9%
Adobe, Inc.(a)	57,915	21,627,778
ANSYS, Inc.(a)	1,115	276,855
Cadence Design Systems, Inc.(a)	31,546	5,481,748
Ceridian HCM Holding, Inc.(a)	71,443	4,260,861
Coupa Software, Inc.(a)	7,912	462,061
Crowdstrike Holdings, Inc., Class A(a)	6,295	1,149,530
DocuSign, Inc.(a)	14,945	870,098
HubSpot, Inc.(a)	5,325	1,794,738
Security	Shares	Value
Software (continued)
InterDigital, Inc.	7	$ 351
Intuit, Inc.	17,998	7,771,176
Microsoft Corp.	678,741	177,470,409
Palo Alto Networks, Inc.(a)	14,641	8,152,255
Paycom Software, Inc.(a)	2,785	978,092
RingCentral, Inc., Class A(a)	215,757	9,286,181
Salesforce, Inc.(a)	142,954	22,317,979
ServiceNow, Inc.(a)	53,137	23,094,403
Splunk, Inc.(a)	45,669	4,111,580
VMware, Inc., Class A	3,282	380,810
Workday, Inc., Class A(a)	82,497	13,575,706
Zscaler, Inc.(a)	22,833	3,635,927
		306,698,538
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	6,442	1,086,379
AutoNation, Inc.(a)	28,605	3,564,183
AutoZone, Inc.(a)	624	1,322,387
Best Buy Co., Inc.	38,988	2,756,062
Home Depot, Inc.	94,248	27,183,008
Lowe’s Cos., Inc.	77,346	15,015,953
Penske Automotive Group, Inc.	5,729	675,506
		51,603,478
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.(b)	1,070,327	168,276,811
Dell Technologies, Inc., Class C	231,259	8,854,907
Hewlett Packard Enterprise Co.	1,055,418	14,353,685
HP, Inc.	513,797	14,751,112
NetApp, Inc.	37,686	2,718,291
		208,954,806
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., Class A(b)	190,449	3,216,684
NIKE, Inc., Class B	12,148	1,293,155
Ralph Lauren Corp.	49,477	4,518,734
		9,028,573
Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc.	62,781	1,325,307
Tobacco — 0.4%
Altria Group, Inc.	236,176	10,656,261
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.(a)	83,681	10,473,514
United Rentals, Inc.(a)	3,688	1,077,044
		11,550,558
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	73,817	2,110,428
Total Long-Term Investments — 99.0% (Cost: $2,401,674,078)		2,783,629,482

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	23,594,680	$ 23,594,680
SL Liquidity Series, LLC, Money Market Series, 2.47%(e)	8,880,227	8,881,115
Total Short-Term Securities — 1.2% (Cost: $32,473,532)		32,475,795
Total Investments — 100.2% (Cost: $2,434,147,610)		2,816,105,277
Liabilities in Excess of Other Assets — (0.2)%		(5,048,323)
Net Assets — 100.0%		$ 2,811,056,954
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 27,372,151	$ —	$ (3,777,471)(a)	$ —	$ —	$ 23,594,680	23,594,680	$ 89,989	$ —
SL Liquidity Series, LLC, Money Market Series	3,496,621	5,382,158(a)	—	73	2,263	8,881,115	8,880,227	3,208(b)	—
				$ 73	$ 2,263	$ 32,475,795		$ 93,197	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	155	09/16/22	$ 30,663	$ 32,981

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Core Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,783,629,482	$ —	$ —	$ 2,783,629,482
Short-Term Securities
Money Market Funds	23,594,680	—	—	23,594,680
	$ 2,807,224,162	$ —	$ —	2,807,224,162
Investments valued at NAV(a)				8,881,115
				$ 2,816,105,277
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 32,981	$ —	$ —	$ 32,981
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P	Standard & Poor’s